PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.     PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	10,542,159	10,701,079
Office equipment	3,772,247	5,119,176
Furniture	2,919,835	3,865,365
Vehicles	601,776	627,319
Construction in progress	102,073	34,645,798
	17,938,090	54,958,737
Less: accumulated depreciation	(9,241,454)	(11,722,144)
	8,696,636	43,236,593

Depreciation expense was $3,446,049, $4,119,877 and $3,860,658 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in progress mainly represents the Group’s logistic center and warehouse in Wujiang, Jiangsu Province.